Short-term Borrowings and Current Portion of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term Borrowings and Current Portion of Long-term Borrowings
Bank loans		¥ 130,000	¥ 100,000
Other borrowing			66,209
Current portion of long-term borrowings		4,324	11,065
Short-term borrowings and current portion of long-term borrowings	$ 19,537	¥ 134,324	¥ 177,274